Unredeemed Gift Cards	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Unredeemed Gift Card Disclosure [Abstract]
UNREDEEMED GIFT CARDS

NOTE 8 – UNREDEEMED GIFT CARDS

Unredeemed gift cards activities as of July 31, 2022 and October 31, 2021 are summarized as follows:

	July 31, 2022	October 31, 2021
	(Unaudited)
Beginning balance	$164,912	$48,311
Acquired gift card liability (see Note 3)	—	87,260
Sale of gift cards	121,603	186,749
Promotional and other gift cards issued	84,250	-
Revenue from breakage	(22,810)	(60,515)
Gift card redemptions	(113,323)	(96,893)
Ending balance	$234,632	$164,912

NOTE 10 – UNREDEEMED GIFT CARDS

Unredeemed gift cards activities as of October 31, 2021 and December 31, 2020 are summarized as follows:

	October 31, 2021	December 31, 2020
Beginning balance	$48,311	$10,365
Acquired gift card liability (see Note 3)	87,260	—
Sale and issuance of gift cards	186,749	99,322
Revenue from breakage	(60,515)	(17,114)
Total gift card redemptions	(96,893)	(44,262)
Ending balance	$164,912	$48,311